Shareholder Fees {- Fidelity Freedom Blend 2010 Fund}	Aug. 03, 2022 USD ($)
03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 | Fidelity Freedom Blend 2010 Fund
Shareholder Fees:
(fees paid directly from your investment)	none